Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Affiliated Revenues

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2017
Direct Sales to East Affiliates	$—	$—	$130.4	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	3.8	—	—	—
Auction Sales to OPCo (a)	—	—	1.0	—	—	—	—
Direct Sales to AEPEP	63.6	—	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	572.0	34.1	(4.4)	6.2	—	24.2
Other Revenues	2.1	8.5	6.5	2.4	18.2	4.3	1.9
Total Affiliated Revenues	$65.7	$580.5	$172.0	$1.8	$24.4	$4.3	$25.9

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$—	$—	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	3.7
Auction Sales to OPCo (a)	—	—	9.2	12.0	—	—	—
Direct Sales to AEPEP	73.9	—	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	366.1	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	1.8	—	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$75.7	$366.1	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$—	$—	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	—	—	10.6	17.1	—	—	—
Direct Sales to AEPEP	76.9	—	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	225.6	0.7	8.4	35.5	0.2	15.2
Other Revenues	1.6	—	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$78.5	$225.6	$147.8	$27.4	$84.1	$4.6	$16.6

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.

Affiliated Purchases

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2017
Auction Purchases from AEPEP (a)	$—	$96.5	$—
Auction Purchases from AEP Energy (a)	—	5.5	—
Auction Purchases from AEPSC (a)	—	6.5	—
Direct Purchases from AEGCo	223.9	—	—
Total Affiliated Purchases	$223.9	$108.5	$—

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	$—	$—	$3.7
Auction Purchases from AEPEP (a)	—	110.1	—
Auction Purchases from AEP Energy (a)	—	7.7	—
Auction Purchases from AEPSC (a)	—	24.1	—
Direct Purchases from AEGCo	228.6	—	—
Total Affiliated Purchases	$228.6	$141.9	$3.7

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR (b)	$—	$269.2	$—
Auction Purchases from AEPEP (a)	—	225.2	—
Auction Purchases from AEPSC (a)	—	32.7	—
Direct Purchases from AEGCo	232.1	—	—
Total Affiliated Purchases	$232.1	$527.1	$—

(a)	Refer to the Ohio Auctions section below for further information regarding this amount.

(b)	Amount excludes $31 million in 2015 which is now presented as Generation Deferrals on the Statement of Income.

Transmission Agreement

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
APCo	$158.2	$103.2	$92.7
I&M	103.8	53.0	38.0
OPCo	248.6	143.6	81.0

Transmission Coordination Agreement

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
PSO	$56.0	$19.6	$15.0
SWEPCo	6.6	(19.6)	(15.0)

Joint License Agreement [Table Text Block]

	Years Ended December 31,
Billing Company	2017	2016	2015
	(in millions)
I&M	$1.4	$0.8	$0.6
KPCo	0.2	0.1	—
OPCo	2.4	2.3	2.0
PSO	0.3	0.2	0.3

Coal Transloading

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
I&M	$10.2	$12.8	$15.8

Railcar Maintenance

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
I&M	$1.3	$1.7	$2.0
PSO	0.5	0.6	0.2
SWEPCo	3.5	3.3	2.8

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEGCo	$15.3	$14.8	$16.1
AGR	0.1	0.3	4.9
APCo	37.2	36.9	37.7
KPCo	5.0	5.3	4.6
WPCo	5.0	4.8	—
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	—	—	15.5

Central Machine Shop

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEGCo	$—	$—	$0.1
AGR	1.2	2.0	2.7
I&M	2.7	2.9	2.5
KPCo	1.8	1.5	1.3
PSO	1.1	0.5	0.2
SWEPCo	0.8	0.9	0.8

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$0.2	$0.3	$0.6
AEPTCo	—	—	0.2
APCo	3.5	4.5	9.4
I&M	5.0	5.2	3.0
OPCo	2.9	1.9	2.4
PSO	1.5	7.5	7.1
SWEPCo	0.5	1.0	0.8

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$0.4	$0.7	$0.9
AEPTCo	9.1	6.5	0.4
APCo	0.9	1.5	8.6
I&M	3.5	2.7	8.1
OPCo	1.6	1.7	2.1
PSO	0.2	3.2	0.6
SWEPCo	0.4	6.5	7.4